Debt Obligation (Parenthetical) (Detail)	Dec. 31, 2013 TL Revolving Credit Facility	Dec. 31, 2012 TL Revolving Credit Facility	Dec. 31, 2013 TW Revolving Credit Facility	Dec. 31, 2012 TW Revolving Credit Facility	Dec. 31, 2012 TAP Funding Revolving Credit Facility	Dec. 31, 2013 TAP Funding Revolving Credit Facility II	Dec. 31, 2013 2005-1 Bonds	Dec. 31, 2012 2005-1 Bonds	Dec. 31, 2013 2011-1 Bonds	Dec. 31, 2012 2011-1 Bonds	Jun. 30, 2011 2011-1 Bonds	Dec. 31, 2013 2012-1 Bonds	Dec. 31, 2012 2012-1 Bonds	Apr. 30, 2012 2012-1 Bonds	Dec. 31, 2013 2013-1 Bonds	Sep. 30, 2013 2013-1 Bonds	Dec. 31, 2012 2013-1 Bonds	Dec. 31, 2013 TMCL II Secured Debt Facility	Dec. 31, 2012 TMCL II Secured Debt Facility	Dec. 31, 2013 TMCL IV Secured Debt Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	1.71%	1.76%	2.54%	2.97%	3.96%	2.17%	0.70%	0.74%										2.12%	2.84%	2.42%
Fixed interest rate									4.70%	4.70%	4.70%	4.21%	4.21%	4.21%	3.90%	3.90%	3.90%